Annual Total Returns [BarChart] - AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund - AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	17.79%
Annual Return 2014	2.33%
Annual Return 2015	(6.21%)
Annual Return 2016	0.82%
Annual Return 2017	10.93%
Annual Return 2018	(2.14%)
Annual Return 2019	16.25%
Annual Return 2020	7.16%